Goodwill and Other Intangible Assets - Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
2017		$ 14.2
2017	$ 13.9
2018	13.7	13.7
2019	13.7	13.7
2020	12.4	12.3
2021	0.5	0.1
2022 and thereafter	0.3	0.3
Total	$ 54.5	$ 54.3